PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya Solution 2035 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 7 .5%
661,331  Vanguard FTSE
Developed Markets
ETF
$ 33,178,976
5 .5
199,800  Vanguard Long-Term
Treasury ETF
11,836,152
2 .0
Total Exchange-Traded
Funds
(Cost $36,530,516)
45,015,128
7 .5
MUTUAL FUNDS : 92 .5%
Affiliated Investment Companies : 92 .5%
1,714,313  Voya High Yield Bond
Fund - Class R6
11,794,474
2 .0
10,152,716  Voya Intermediate
Bond Fund - Class R6
88,125,571
14 .8
2,889,127  Voya Large Cap Value
Portfolio - Class R6
18,288,172
3 .1
1,787,059  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
17,959,946
3 .0
3,457,625  Voya Multi-Manager
International Equity
Fund - Class I
35,855,576
6 .0
4,370,522  Voya Multi-Manager
International Factors
Fund - Class I
41,825,897
7 .0
1,180,778  Voya Multi-Manager
Mid Cap Value Fund
- Class I
12,268,279
2 .0
250,757  Voya Russell Large
Cap Growth Index
- Class I
17,798,737
3 .0
138,254
(1)
Voya Small Cap
Growth Fund - Class
R6
6,037,537
1 .0
792,947  Voya Small Company
Fund - Class R6
12,068,646
2 .0
8,409,861  Voya U.S. Stock Index
Portfolio - Class I
165,337,869
27 .7
3,104,456  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
29,243,972
4 .9
558,227  VY
®
Invesco Comstock
Portfolio - Class I
12,297,736
2 .1
2,155,027  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
59,177,028
9 .9
1,037,327  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
11,950,008
2 .0
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
124,897  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 11,945,108
2 .0
Total Mutual Funds
(Cost $520,417,996)
551,974,556
92 .5
Total Long-Term
Investments
(Cost $556,948,512)
596,989,684
100 .0
Total Investments in
Securities
(Cost $556,948,512) $ 596,989,684 100 .0
Assets in Excess of
Other Liabilities 133,870 0.0
Net Assets $ 597,123,554 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
Voya Solution 2035 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 45,015,128 $ — $ — $ 45,015,128
Mutual Funds 551,974,556 — — 551,974,556
Total Investments, at fair value $ 596,989,684 $ — $ — $ 596,989,684
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ 11,582,297 $ 698,275 $ (422,158) $ (63,940) $ 11,794,474 $ 200,004 $ 15,018 $ —
Voya Intermediate Bond Fund -
Class R6
79,521,179 13,102,767 (4,077,164) (421,211) 88,125,571 943,011 (547,435) —
Voya Large Cap Value Portfolio -
Class R6
17,610,932 158,785 (2,786,048) 3,304,503 18,288,172 — (1,641,836) —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
29,217,667 205,821 (14,847,852) 3,384,310 17,959,946 — (2,867,525) —
Voya Multi-Manager International
Equity Fund - Class I
34,607,761 1,651,565 (2,336,926) 1,933,176 35,855,576 — (476,868) —
Voya Multi-Manager International
Factors Fund - Class I
40,674,015 1,282,668 (2,426,264) 2,295,478 41,825,897 — (229,419) —
Voya Multi-Manager Mid Cap Value
Fund - Class I
11,513,854 217,588 (523,514) 1,060,351 12,268,279 — 9,865 —
Voya Russell Large Cap Growth
Index - Class I
17,916,410 158,784 (1,602,917) 1,326,460 17,798,737 — 595,782 —
Voya Small Cap Growth Fund -
Class R6
5,936,683 52,929 (448,003) 495,928 6,037,537 — 70,338 —
Voya Small Company Fund - Class
R6
11,885,845 459,007 (410,438) 134,232 12,068,646 — 26,738 —
Voya U.S. Stock Index Portfolio -
Class I
143,315,127 14,086,517 (7,861,451) 15,797,676 165,337,869 — (744,226) —
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
28,204,300 2,671,760 (1,431,102) (200,986) 29,243,972 — (305,844) —
VY
®
Invesco Comstock Portfolio -
Class I
17,530,366 137,370 (6,291,991) 921,991 12,297,736 — 338,436 —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
57,898,732 583,081 (2,416,910) 3,112,125 59,177,028 — (190,097) —
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
11,654,664 105,857 (1,580,459) 1,769,946 11,950,008 — (535,071) —
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
17,810,998 137,370 (8,958,841) 2,955,581 11,945,108 — (1,012,584) —
$ 536,880,830 $ 35,710,144 $ (58,422,038) $ 37,805,620 $ 551,974,556 $ 1,143,015 $ (7,494,728) $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
3
Voya Solution 2035 Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 48,997,132
Gross Unrealized Depreciation (8,955,960)
Net Unrealized Appreciation $ 40,041,172